Label	Element	Value
FS Managed Futures Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FS Managed Futures Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FS Managed Futures Fund (the “Fund”) seeks to provide positive absolute returns with low correlation to traditional investments.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Shareholder’s Guide — Purchases” section on page 118 of the Fund’s statutory Prospectus and in the “Shares of the Trust — Purchases” section on page 78 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the year ended December 31, 2020, the Fund’s portfolio turnover rate was 0%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Expense Reductions in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by allocating its assets across a broad spectrum of Alternative Investment Strategies (as defined below). The Fund may provide exposure to alternative strategies across the five major asset classes (commodities, currencies, fixed income, equities and credit). The strategy will normally be implemented through rules-based strategies that typically use historical price data to determine whether to take a long, short, or cash position in a given instrument. A rules-based strategy is a methodology based on a systematic approach. Principal strategies include “momentum/trend” based strategies that buy and sell securities in the same direction as the historical price movement and “counter-trend/mean reversion” based strategies that buy and sell securities in the opposite direction as the historical price movement. Other alternative strategies that do not rely on historical prices may also be utilized to enhance return. FS Fund Advisor, LLC (“FS” or the “Adviser”) expects to allocate up to 100% of the assets of the Fund among one or more alternative beta providers (“Alternative Beta Providers”) that offer the Fund exposure to the returns of particular investment strategies (“Alternative Beta Strategies”). An Alternative Beta Provider is a financial institution that serves as a counterparty to the Fund in a total return swap (or similar instruments or other arrangements) that offers exposure to the returns of a specified underlying asset. In a typical total return swap (or similar instrument) transaction with an Alternative Beta Provider, the Fund agrees to pay a fixed or variable interest rate to the Alternative Beta Provider in exchange for return earned on a specified underlying asset. Alternative Beta Providers are swap (or similar instrument) counterparties, not sub‑advisers. Alternative Beta Providers in particular may offer cost advantages over traditional alternative asset managers. The strategies employed by the use of Alternative Beta Providers are referred to in this Prospectus as “Alternative Investment Strategies.” In general, Alternative Beta Strategies seek to identify and capitalize upon market inefficiencies and market behavioral biases (or risk premia). Alternative Beta Strategies typically have less correlation to traditional equity and fixed income markets than traditional investment strategies. The Fund generally seeks to obtain exposure to Alternative Investment Strategies in a cost-efficient manner, particularly as compared to private investment vehicles that have historically been used to access alternative investment strategies. Alternative Beta Strategies may include historical trend (seeking to benefit from the historical tendency of securities with certain characteristics to outperform others), carry and curve, low beta, value and volatility premium and momentum strategies (which emphasize investing in securities that have better recent performance compared to other securities). The Adviser may also manage all or a portion of the Fund’s assets directly. Generally, the Fund gains exposure to asset classes by investing in derivative instruments, including structured notes, futures contracts, futures-related instruments, forwards and swaps, including, but not limited to, equity index futures and equity swaps; bond futures and swaps; interest rate futures and swaps; commodity futures, forwards and swaps; and currencies and currency futures and forwards.The Adviser generally expects that the Fund’s performance will have a low correlation to the long-term performance of the general global equity, fixed income, currency and commodity markets; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods. The Fund will not gain investment exposure to the commodities markets directly, but may do so indirectly through structured investments or in one or more Subsidiaries (as defined below). The Fund may invest in derivatives for both hedging and non‑hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset, instrument, or other reference, to increase market exposure and investment flexibility, or to obtain or reduce particular exposures. The Fund may engage in forward foreign currency transactions for speculative purposes. The Fund may purchase or sell foreign currencies through the use of forward contracts based on the Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Fund seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded notes (“ETNs”) through which the Fund can participate in the performance of one or more instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities. The Fund’s strategies typically use quantitative measurements of historical prices to determine long, short, or neutral positioning. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owner of a “short” position in an instrument will benefit from a decrease in the price of the underlying instrument. The Adviser generally expects that the Fund will have exposure in long and short positions across all five major asset classes (commodities, currencies, fixed income, equities and credit), but at any one time the Fund may allocate to one or two of the asset classes or a limited number of exposures within an asset class. Credit indices that deliver both investment grade and high yield exposure (such as CDX IG, CDX HY, iTraxx Main, and iTraxx Crossover) may be used, but individual, single-name credit exposure will not be utilized. The duration of these indices will range from 3 years to 10 years. Government bond futures will also be utilized, with durations ranging from 3 months to 30 years. Equity indices and single name equity securities may be utilized. Individual securities are expected to have a market capitalization greater than $500 million. As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its net long and short exposures. For more information on these and other risk factors, please see the “Additional Description of the Principal Risks of the Funds” section of the prospectus. When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300% per year). A significant portion of the assets of the Fund (up to 100%) may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings may serve as collateral for the positions the Fund takes and also earn income for the Fund. The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described in this Prospectus by investing in other investment companies, including, for example, otheropen‑end or closed‑end investment companies, exchange-traded funds (ETFs), and domestic or foreign private investment vehicles, including investment companies sponsored or managed by the Adviser or its related parties. The Fund may also invest in privately placed and other securities or instruments exempt from Securities and Exchange Commission (“SEC”) registration (collectively, “private placements”). The Fund intends to make investments through one or more offshore, wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”) and may invest up to 25% of its total assets in the Subsidiaries. Generally, each Subsidiary will invest primarily in commodity futures, forwards and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in each Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, each Subsidiary may invest without limitation in commodity-linked derivative instruments, however, each Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, the Fund and each Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of each Subsidiary, each Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, each Subsidiary will not seek to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is the sole shareholder of each Subsidiary and does not expect shares of a Subsidiary to be offered or sold to other investors. Although the Fund intends to normally invest in Alternative Investment Strategies, it retains the flexibility to allocate as little as none or as much as all of its capital to particular Alternative Beta Providers. The Fund is considered non‑diversified, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. Each risk noted below is considered a principal risk of the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully. Please refer to the “Additional Information about the Fund — Additional Risks” section in the Fund’s statutory Prospectus for additional information. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Unless otherwise specified, references in this section to investments by the Fund refer to direct investments made or held by the Fund and/or indirect investments to which the Fund may have exposure through an Alternative Beta Strategy. Equity Risk The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies. Market Risk Investments in securities, in general, are subject to market risks, including increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment that may cause their prices to fluctuate over time. An investment in the Fund may lose money. Volatility Risk The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss. Derivatives Risk The Fund may invest in financial instruments, including swap agreements, futures contracts, forwards and other derivative instruments, that may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the financial instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of financial instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial instruments used for hedging purposes may not hedge risks as expected, and financial instruments used for non‑hedging purposes may not provide the anticipated investment exposure. Financial instruments may be highly illiquid, and the Fund may not be able to close out or sell a financial instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial instruments also may be subject to interest rate risk, currency risk and counterparty risk. Allocation Risk The success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability to select Alternative Beta Providers and Alternative Investment Strategies to implement the Fund’s investment objective and the Adviser’s success in allocating assets to those Alternative Beta Providers. The Fund’s Alternative Beta Strategies may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Counterparty Risk The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. Currency Risk The Fund’s returns may be adversely impacted by changes in currency exchange rates. Forward and Futures Risk The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions, for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. Hedging Transactions Risk Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it. Interest Rate Risk Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser. There may be less governmental action in the future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. Investment Style Risk Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non‑traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non‑traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Fund exposure to individual issuers that face significant operational, financial, regulatory or other challenges. Model and Technology Risk The Adviser and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources. New Fund Risk The Fund has a limited operating history. Investors bear the risk that the Fund may not grow to or maintain an economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders. Non‑Diversification Risk The Fund is classified as a “non‑diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers. Non‑Hedging Foreign Currency Trading Risk Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk. Short Sales Risk A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses. Foreign Investments and Emerging Markets Risk The Fund may invest in the securities of non‑U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices. Commodities Risk To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of certain commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Cyber Security and Operational Risk The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders. High Portfolio Turnover Risk Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark‑ups and other transaction costs, which could reduce the Fund’s return. Market Capitalization Risk (Small-, Mid‑ and Large‑Cap Stocks Risk) To the extent the Fund emphasizes small-, mid‑, or large‑cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Small- or mid‑cap capitalization stocks may be more volatile and more greatly affected by sector or market events than larger-capitalization stocks. Options Risk An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Valuation Risk The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. Leverage Risk Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, financial instruments, or similar instruments or techniques. The use of leverage may make any change in the Fund’s NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested. Leverage can also create interest or other transactional expenses that may lower the Fund’s overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements. Custody Risk The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems. Exchange-Traded Product Risk The Fund may invest in long (or short) positions in ETFs, ETNs and other exchange traded vehicles (“ETVs” and collectively with ETFs and ETNs, “ETPs”). Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase), and will bear its proportionate share of the ETP’s fees and expenses. In addition, certain of the ETPs may hold common portfolio positions. Issuer Risk An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, the spread of infectious illness (including epidemics and pandemics) or other events, conditions or factors. Liquidity Risk Although the Fund will invest primarily in liquid, publicly traded securities, the Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell in response to redemption requests than liquid investments. If the Fund must sell illiquid or less liquid assets to meet redemption requests or other cash needs, it may be forced to sell at a loss. Regulatory Risk Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. Structured Products and Structured Notes Risk A structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Tax Risk In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or a Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. Activist Strategies Risk The Fund may purchase securities of companies that are the subject of proxy contests or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company’s securities to increase. There is a risk that the market price of the company’s securities will fall if the proxy contest, or the new management, is not successful. Credit/Default Risk An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and principal when due or default on any other obligation, which may impair the liquidity and value of the Fund’s investment. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights. Investment in Other Investment Companies Risk As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. Limited Capacity Risk Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund’s assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund. Non‑Investment Grade Fixed Income Securities Risk Non‑investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations, increased risk of price volatility, increased risk of illiquidity and other risks. Prepayment Risk The Fund faces prepayment risk with respect to certain fixed-income investments. When interest rates fall, certain fixed income obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields, potentially reducing overall Fund returns. Subsidiary Risk By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or Subsidiary to continue to operate as it does currently and could adversely affect the Fund. Swap Agreements Risk In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk. U.S. Government Securities Risk The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Fund. Such issuers may not have the funds to meet their payment obligations in the future. As with any fund, there is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose part or all of your investment or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification RiskThe Fund is classified as a “non‑diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on December 31, 2018. The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors that are tax‑exempt or hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for Class I only. After‑tax returns for other classes will vary. The Fund’s current performance for the most recent month end can be obtained by calling 1‑877‑628‑8575 or by visiting the Fund’s website at www.fsinvestments.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑877‑628‑8575
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2020: +11.26%Worst Quarter: Q4 2019 = -1.38%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsPeriods Ending December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors that are tax‑exempt or hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class I only. After‑tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The BofA Merrill Lynch 3‑Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a month. At the end of the month, that issue is sold and rolled into a newly selected issue.
FS Managed Futures Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.88%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.03%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	12.63%	[2],[3]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	2,793
5 Years	rr_ExpenseExampleYear05	4,986
10 years	rr_ExpenseExampleYear10	$ 8,955
2019	rr_AnnualReturn2019	0.10%
2020	rr_AnnualReturn2020	10.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.38%)
1 Year	rr_AverageAnnualReturnYear01	10.83%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
FS Managed Futures Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	12.88%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.28%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	12.63%	[2],[3]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	$ 733
3 Years	rr_ExpenseExampleYear03	3,263
5 Years	rr_ExpenseExampleYear05	5,345
10 years	rr_ExpenseExampleYear10	$ 9,077
1 Year	rr_AverageAnnualReturnYear01	4.16%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
FS Managed Futures Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.23%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
FS Managed Futures Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.44%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
FS Managed Futures Fund | BofA Merrill Lynch US 3 Month T-Bill | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	1.47%
FS Managed Futures Fund | BofA Merrill Lynch US 3 Month T-Bill | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	1.47%

[1]
The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund’s average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.

[2]
The Adviser (as defined below) has contractually agreed to waive its management fee until June 30, 2021. The Adviser’s contractual management fee, without giving effect to this waiver, is equal to 1.15 percent of the Fund’s average daily net assets.

[3]
The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund until at least April 30, 2022. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.